Note 3 - Related Party (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Officer compensation expense	$ 73,265	$ 85,450
Balance Owed to officers	$ 62,374	$ 29,345